Form 13F Report for the Calendar Year or Quarter Ended:   3/31/05

Check here if Amendment [  ]; Amendment Number:    ____
    This Amendment (check only one):               [ ] is a restatement
                                                   [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Horizon Bancorp
Address:  515 Franklin Square
          Michigan City, IN  46360


Form 13F File Number 28-6479

Person Signing this Report on Behalf of Reporting Manager:

Name:   James H. Foglesong
Title:  Chief Financial Officer
Phone:  219-873-2608


Signature, Place, and Date of Signing:

/s/ James H. Foglesong, Chief Financial Officer              Michigan City, IN
-----------------------------------------------              -----------------
                                                                   Place
4/21/05
--------
Date

Report Type (check only one):
                                                   [X] 13F Holdings Report
                                                   [ ] 13F Notice
                                                   [ ] 13F Combination Report

List of Other Managers Reporting for this Manager: Horizon Trust & Investment Management

Report Summary:

Number of Other Included Managers:                                             1

Form 13F Information Table Entry Total:                                       52

Form 13F Information Table Value Total:                              $48,993,235


List of Other Included Managers:       Horizon Trust & Investment Management

                                                                     ---------------------             -----------------------------
                                                                     INVESTMENT DIRECTION                    VOTING AUTHORITY
                                                                              (6)                                   (8)
                                                                     ---------------------             -----------------------------
                                                                            SHARED- SHARED-   OTHER
    NAME OF ISSUER(1)   TYPE(2)  CUSIP(3)   MARKET(4)  SHARES/PV(5)  SOLE   DEFINED OTHER   MANAGERS(7)    SOLE    SHARED     NONE
----------------------  -------  ---------  ---------  ------------  -----  --------------- ----------- -----------------  ---------
Abbott Laboratories     Equity   002824100     548251        11760    1600    10160   0        Not          1786       0        9974
Aberdeen Asia-Pac
  Income Fund           Equity   003009107      60600        10000       0    10000   0     Applicable         0       0       10000

Alcoa Inc Com Stk       Equity   013817101     725896        23886   10761    13125   0                     6515       0       17371

Alltel Corp             Equity   020039103     968103        17650    8300     9350   0                     4545      50       13055
Altria Group, Inc.      Equity   02209S103    1032443        15789   11060     4729   0                     1700       0       14089
Amgen Inc               Equity   031162100     867678        14906    7177     7729   0                     3531       0       11375
Apache Corp             Equity   037411105    1067729        17438    7923     9515   0                     4040       0       13398
Archer Daniels
  Midland CO            Equity   039483102     663758        27004   13116    13888   0                     6702       0       20302
BP Amoco PLC, ADR's     Equity   055622104    1929034        30914    6579    24335   0                      400       0       30514
Berkshire Hathaway
  Inc Del Cl A          Equity   084670108     522000            6       0        6   0                        0       0           6
Berkshire Hathaway,
  Inc. Cl B             Equity   084670207     554064          194      30      164   0                        2       0         192

Cendant Corp.           Equity   151313103     781650        38055   18192    19863   0                     8933       0       29122

ChevronTexaco Corp      Equity   166764100    1376466        23606    8713    14893   0                     6306       0       17300
Chiron Corp             Equity   170040109     584205        16663    7912     8751   0                     4445       0       12218
Citigroup, Inc.         Equity   172967101    1303934        29015   14616    14399   0                     6478       0       22537
Coca-Cola Company       Equity   191216100     234852         5636     150     5486   0                      815     150        4671

Costco Wholesale Corp   Equity   22160K105     448515        10152    4833     5319   0                     2412       0        7740
DNP Select Income
  Fund Inc.             Equity   23325P104    2523299       235163   72946   162217   0                    33771     500      199892

Du Pont DE Nemours      Equity   263534109     722586        14102    5499     8603   0                     3520     100       10482
Exxon Mobil Corp        Equity   30231G102     447179         7503     750     6753   0                        0       0        7503
General Electric
  Company               Equity   369604103    2357350        65373   23073    42300   0                    15918       0       49455
Goldman Sachs
  Group                 Equity   38141G104     941844         8563    4634     3929   0                     2151       0        6412

Harley-Davidson         Equity   412822108    1032576        17877    8150     9727   0                     4170     100       13607
Home Depot
  Incorporated          Equity   437076102    1162037        30388   13345    17043   0                     7022       0       23366

Hubbell Inc Cl B        Equity   443510201     279773         5475       0     5475   0                        0       0        5475
International Business
  Machines Corp         Equity   459200101    1164729        12746    5286     7460   0                     2513       0       10233
Intuit                  Equity   461202103     601400        13740    6574     7166   0                     3173       0       10567
Ishares Goldman
  Sachs Tech I          Equity   464287549    1320096        31105   15277    15828   0                     7550      95       23460
Johnson & Johnson       Equity   478160104    1389003        20682    8884    11798   0                     4409      40       16233
L-3 Communications
  Holdings, Inc.        Equity   502424104    1101023        15503    6952     8551   0                     4100       0       11403
MBNA Corporation        Equity   55262L100    1454465        59245   26701    32544   0                    12406     375       46464
Medimmune Inc           Equity   584699102     350602        14725    6359     8366   0                     3286       0       11439

                                                                     ---------------------             -----------------------------
                                                                     INVESTMENT DIRECTION                    VOTING AUTHORITY
                                                                              (6)                                   (8)
                                                                     ---------------------             -----------------------------
                                                                           SHARED- SHARED-   OTHER
    NAME OF ISSUER(1)   TYPE(2)  CUSIP(3)   MARKET(4)  SHARES/PV(5)  SOLE  DEFINED OTHER   MANAGERS(7)    SOLE    SHARED     NONE
----------------------  -------  ---------  ---------  ------------  -----  --------------- ----------- -----------------  ---------
Medtronic Inc           Equity   585055106     977629      19188      8915    10273   0                     4612     100       14476
Microsoft Corporation   Equity   594918104    1144184      47339     20919    26420   0                    10578       0       36761
Newmont Mining Corp     Equity   651639106     372899       8826      3777     5049   0                     1997       0        6829
N. Fork
  Bancorporation Inc    Equity   659424105     762323      27481     13206    14275   0                     7079       0       20402
Northern Trust Corp     Equity   665859104     978269      22520     11093    11427   0                     5448     200       16872
Omnicom Group Inc       Equity   681919106     864575       9767      4894     4873   0                     2431       0        7336
Pepsico Inc             Equity   713448108     971616      18322      8972     9350   0                     5482       0       12840
Pfizer Inc.             Equity   717081103    1061886      40422     18540    21882   0                     8707       0       31715
Procter & Gamble CO     Equity   742718109     908367      17139      7005    10134   0                     4399       0       12740
Qualcomm Inc            Equity   747525103     406117      11087      4779     6308   0                     2630       0        8457
Royal Dutch Petroleum   Equity   780257804    1558458      25957     13272    12685   0                     6525       0       19432
Starbucks Corp          Equity   855244109     757594      14665      6803     7862   0                     3574       0       11091
Teva Pharmaceutical
  Inds Ltd              Equity   881624209    1179510      38061     17713    20348   0                     9687       0       28374
Tyco
  International Ltd.    Equity   902124106    1218084      36038     17775    18263   0                     8371       0       27667

Vectren Corp            Equity   92240G101     271062      10175      5776     4399   0                        0       0       10175
Wal-Mart Stores Inc     Equity   931142103    1020189      20359     10117    10242   0                     5319       0       15040
Walgreen CO             Equity   931422109    1553367      34970     14470    20500   0                     6466       0       28504
Wellpoint Inc           Equity   94973V107     306105       2442      1619      823   0                      946     100        1396
Wells Fargo & CO New    Equity   949746101    1643962      27491     10408    17083   0                     6327     100       21064

Flextronics
  International Ltd     Equity   Y2573F102     519899      43181     20523    22658   0                     9578       0       33603

                                          ---------------------------------------------                 ----------------------------
                                          $48,993,235  1,320,294   545,968  774,326   0                 272,755   2,910    1,044,629
                                          =============================================                 ============================